Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of income tax	AOCI, net of income tax Net foreign currency translation adjustments [member]	AOCI, net of income tax Net gains (losses) on cash flow hedges [member]	AOCI, net of income tax Reserve of remeasurements of defined benefit plans [member]	AOCI, net of income tax Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of income tax Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of income tax Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2023		$ 4,925	$ 16,082	$ 109		$ 30,352				$ 2,162	$ (1,026)	$ 592	$ 128	$ 14	$ (407)	$ 232
Net income attributable to equity shareholders	$ 5,241					5,241
Net income attributable to non-controlling interests	31															31
Net gains (losses) on equity securities designated at FVOCI														(12)
Net change in debt securities measured at FVOCI															151
Net change in foreign currency translation adjustments										(126)
Net change in cash flow hedges	1,285										1,285
Net change in post-employment defined benefit plans	107											107
Net change attributable to changes in credit risk	(197)												(197)
Dividends and distributions							$ (191)	$ (2,532)								(6)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														18
Issue of equity		1,000	837
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						(18)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares		(1)
Redemption of preferred shares		(975)
Other				14	[1]	(8)										(3)
Balance at end of period at Jul. 31, 2024	57,783	4,949	16,919	128		32,844			$ 2,689	2,036	259	699	(69)	20	(256)	254
Balance at beginning of period at Apr. 30, 2024		5,098	16,813	114		31,990				1,986	(737)	527	(128)	3	(257)	247
Net income attributable to equity shareholders	1,786					1,786
Net income attributable to non-controlling interests	9															9
Net gains (losses) on equity securities designated at FVOCI														(2)
Net change in debt securities measured at FVOCI															1
Net change in foreign currency translation adjustments										50
Net change in cash flow hedges	996										996
Net change in post-employment defined benefit plans	172											172
Net change attributable to changes in credit risk	59												59
Dividends and distributions							(63)	(849)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														19
Issue of equity		500	103
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						(19)
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares		1	3
Redemption of preferred shares		(650)
Other				12	[1]	(1)
Balance at end of period at Jul. 31, 2024	57,783	4,949	16,919	128		32,844			2,689	2,036	259	699	(69)	20	(256)	254
Balance at beginning of period at Oct. 31, 2024	59,007	4,946	17,011	159		33,471				2,176	509	842	(88)	16	(307)	272
Net income attributable to equity shareholders	6,255					6,255
Net income attributable to non-controlling interests	19															19
Net gains (losses) on equity securities designated at FVOCI														19
Net change in debt securities measured at FVOCI															233
Net change in foreign currency translation adjustments										(202)
Net change in cash flow hedges	24										24
Net change in post-employment defined benefit plans	25											25
Net change attributable to changes in credit risk	(12)												(12)
Dividends and distributions							(248)	(2,728)								(7)
Premium on purchase of common shares for cancellation						(1,066)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity		2,320	132
Compensation expense arising from equity-settled share-based awards				11
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Purchase of common shares for cancellation, Amount			(272)
Exercise of stock options and settlement of other equity-settled share-based awards				(9)
Treasury shares		3	(4)
Redemption of preferred shares		(600)
Other				14	[1]	(31)										(7)
Balance at end of period at Jul. 31, 2025	62,876	6,669	16,867	175		35,655			3,233	1,974	533	867	(100)	33	(74)	277
Balance at beginning of period at Apr. 30, 2025		5,942	16,929	156		34,984				1,894	1,078	814	67	31	(229)	280
Net income attributable to equity shareholders	2,094					2,094
Net income attributable to non-controlling interests	2															2
Net gains (losses) on equity securities designated at FVOCI														4
Net change in debt securities measured at FVOCI															155
Net change in foreign currency translation adjustments										80
Net change in cash flow hedges	(545)										(545)
Net change in post-employment defined benefit plans	53											53
Net change attributable to changes in credit risk	(167)												(167)
Dividends and distributions							$ (82)	$ (904)								(3)
Premium on purchase of common shares for cancellation						(428)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity		1,027	46
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Purchase of common shares for cancellation, Amount			(100)
Exercise of stock options and settlement of other equity-settled share-based awards				(3)
Treasury shares			(8)
Redemption of preferred shares		(300)
Other				19	[1]	(11)										(2)
Balance at end of period at Jul. 31, 2025	$ 62,876	$ 6,669	$ 16,867	$ 175		$ 35,655			$ 3,233	$ 1,974	$ 533	$ 867	$ (100)	$ 33	$ (74)	$ 277

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.